Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (26)	$ 148	$ 534
Non-deductible and non-taxable permanent differences, net	8	(2)	(81)
Income (loss) on equity-method investments	(11)	(31)	(6)
Valuation allowance adjustments	26	(83)	(197)
Current year credits	53	60	77
Other tax and credits	8	(42)	(17)
Benefits from tax holidays	65	18	38
Net impact of changes to uncertain tax positions	(92)	(33)	(83)
Earnings of subsidiaries taxed at different rates	(8)	(72)	(316)
Income tax benefit (expense)	$ 23	$ (37)	$ (51)